CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 6,194	$ 7,221
Preferred Stock, par value (in dollars per share)
Preferred Stock, authorized shares (in shares)	15,000,000	15,000,000
Preferred Stock, outstanding (in shares)
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	60,000,000	60,000,000
Common stock, shares issued (in shares)	41,042,000	36,852,000
Treasury stock, shares (in shares)	8,903,000	8,903,000